December 31, 1999




                             (GRAPHIC APPEARS HERE)

                                BT Mutual Funds




              Institutional
                      Cash Management Fund
                           Annual Report






                     Trust: BT Institutional Funds
                     Investment Advisor: Bankers Trust Company

Institutional Cash Management Fund

Table of Contents


      Letter to Shareholders                                      3

      Institutional Cash Management Fund

            Statement of Assets and Liabilities                   5
            Statement of Operations                               5
            Statements of Changes in Net Assets                   6
            Financial Highlights                                  7
            Notes to Financial Statements                         8
            Report of Independent Accountants                     9

             Tax Information                                      9

      Cash Management Portfolio

            Schedule of Portfolio Investments                    10
            Statement of Assets and Liabilities                  15
            Statement of Operations                              15
            Statements of Changes in Net Assets                  16
            Financial Highlights                                 16
            Notes to Financial Statements                        17
            Report of Independent Accountants                    18

      Proxy Results                                              19



                                ---------------
            The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                ---------------

Institutional Cash Management Fund

Letter to Shareholders


We are pleased to present you with this annual report for the Institutional Cash Management Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
Three major factors impacted the money markets over the annual period ended December 31, 1999 -- the ongoing extraordinary performance of the U.S. economy, the actions of the Federal Reserve Board, and the liquidity concerns surrounding Y2K. These factors combined to push yields on short-term money market securities significantly higher.

Rapid U.S. economic growth, benign inflation, the lowest unemployment rate in a generation, and a spectacular runup in the U.S. equity market gave consumers the confidence necessary to utilize their purchasing power.
o Housing, retail sales, and auto sales were all at historic levels.
o Subdued wage demands, competitive pressures, productivity improvements and global overcapacity combined to keep prices in check.
o Simultaneously, foreign economies around the world showed clear signs of recovery, with growth rates in Europe and Asia, in particular, increasing throughout the year.

The Federal Reserve Board raised interest rates three times during 1999.
o The Federal Reserve Board argued that the pace of the economy could not be indefinitely supported by labor force growth and productivity and thus may rekindle inflation.
o Consequently, on June 30, August 24, and November 16, the Federal Reserve Board raised interest rates by 0.25% each time, leaving the targeted federal funds rate at 5.50% at the end of the year.

                                   Ratings(2)
                                    S&P: AAA
                                  Moody's: AAA

Money market investors and issuers alike believed liquidity would be scarce over year-end, as anticipation of Y2K grew increasingly uncertain over the last quarter of 1999.
o Both corporate and asset-backed issuers flooded the market with paper early in the fourth quarter, hoping to secure their year-end financing.
o To calm the markets, the Fed announced in October that it would provide the market with several liquidity programs, including a repurchase agreement facility with expanded collateral guidelines and a Standby Financing Facility.
o As with most other secular Y2K fears, the money markets' liquidity concerns also turned out to be for naught.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation and the duration of the Portfolio as market conditions changed, we were able to produce highly competitive yields in the Institutional Cash Management Fund.

Through most of the first half of the year, we maintained a slightly long to the benchmark weighted average maturity position, taking advantage of the steeper yield curve and neutral Federal Reserve Board. Since the money markets had already priced in at least one interest rate hike by the time the Fed actually raised rates for the first time at the end of June, we were able to take advantage of the higher rates and extend the portfolio at that time.

                          Status at December 31, 1999
                        Seven day effective yield: 5.90%
                            Average maturity: 39 days
                            Net assets: $3.0 billion

During the second half of the year, money market issuers were very aggressive, seeking to extend their maturities into the year 2000 to avoid potential Y2K problems. This excessive issuance caused both an abnormally steep yield curve in fixed rate securities and wide yield spreads on floating rate notes. We took

                                         Cumulative Total Returns           Average Annual Total Returns            Annualized
                                                                                                                 7 day     7 day
                                    Past 1   Past 3  Past 5    Since     Past 1   Past 3   Past 5     Since     current  effective
  Periods ended December 31, 1999    year     years   years   inception   year     years    years   inception    yield      yield
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Cash
    Management Fund(1)
    (inception 7/25/90)              5.11%   16.98%  30.52%    59.61%     5.11%    5.37%    5.47%     5.08%      5.73%      5.90%
  IBC First Tier-
    Institutional
    Money Funds Average              4.96%   16.54%  29.83%    57.65%     4.96%    5.22%    5.33%     4.96%      5.49%      5.64%

----------
(1) Past performance is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to maintain a share value of $1.00 per share, it is possible to lose money by investing in the Fund. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.
(2) Ratings are subject to change and do not remove market risks.

Institutional Cash Management Fund

Letter to Shareholders


                          Portfolio Diversification

                     By Asset Type as of December 31, 1999
                     (percentages are based on net assets)


                             (GRAPHIC APPEARS HERE)



                  Yankee Certificates                 Commercial
                  of Deposit 14%                       Paper 36%

                  Cash and Other
                  Assets 3%

                  Eurodollar
                  Certificates
                  of Deposit 15%
                                                 Eurodollar Time
                  Floating Rate                     Deposits 12%
                  Notes 20%




advantage of both - as well as the two Fed rate increases in the second half - by "barbelling" the portfolio with fixed securities and floating rate instruments. This strategy proved to be effective for the Portfolio. We also successfully maintained the liquidity necessary for potential Y2K problems by purchasing Treasury bills and other very liquid instruments during the last quarter of 1999.

MANAGER OUTLOOK
We now know that the concerns and fears surrounding Y2K turned out to be a non-event. The world at large and the financial markets in particular continued to hum along without interruption. Looking ahead for the near term, we believe the U.S. economy still has substantial momentum, and the financial fundamentals for both households and businesses remain strong. Thus, we also feel that it will take somewhat higher interest rates to tone down the economy. The Federal Reserve Board could, in our view, continue to increase rates in the first half of the year 2000, as it seeks to slow real economic growth to a more sustainable pace.

Clearly, then, the degree of tightening and the timing of the Federal Reserve Board's next moves will be key to U.S. money market performance in the months ahead. So, too, will supply and demand factors.

We will likely manage the Institutional Cash Management Fund with a shorter duration than we did in 1999. We also intend to maintain a significant position in floating rate securities in this Fund to take advantage of any further increases in interest rates.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the Institutional Cash Management Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                              /s/ Darlene M. Rasel


                                Darlene M. Rasel
               Portfolio Manager of the Cash Management Portfolio
                               December 31, 1999

Institutional Cash Management Fund

Statement of Assets and Liabilities  December 31, 1999



Assets
      Investment in Cash Management Portfolio, at Value                                                 $  2,964,767,032
      Prepaid Expenses                                                                                            14,871
                                                                                                        ----------------
Total Assets                                                                                               2,964,781,903
                                                                                                        ----------------
Liabilities
      Dividends Payable                                                                                        2,927,786
      Due to Bankers Trust                                                                                       155,249
      Accrued Expenses                                                                                           136,408
                                                                                                        ----------------
Total Liabilities                                                                                              3,219,443
Net Assets                                                                                              $  2,961,562,460
                                                                                                        ================
Composition of Net Assets
      Paid-in Capital                                                                                   $  2,961,805,313
      Accumulated Net Realized Loss from Investment Transactions                                                (242,853)
                                                                                                        ----------------
Net Assets                                                                                              $  2,961,562,460
                                                                                                        ================
Shares Outstanding ($0.001 par value per share, unlimited number
      of shares of beneficial interest authorized)                                                         2,961,805,313
                                                                                                        ================
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)     $           1.00
                                                                                                        ================



Statement of Operations  For the  year ended December 31, 1999


Investment Income
      Income allocated from Cash Management Portfolio, net                                              $    147,707,004
                                                                                                        ----------------
Expenses
      Administration and Services Fees                                                                         1,459,248
      Registration Fees                                                                                          148,433
      Professional Fees                                                                                           18,439
      Printing and Shareholder Reports                                                                            15,823
      Trustees Fees                                                                                                9,101
      Miscellaneous                                                                                               31,284
                                                                                                        ----------------
      Total Expenses                                                                                           1,682,328
      Less: Fee Waivers or Expense Reimbursements                                                               (223,080)
                                                                                                        ----------------
            Net Expenses                                                                                       1,459,248
                                                                                                        ----------------
Net Investment Income                                                                                        146,247,756
Net Realized Gain from Investment Transactions                                                                   196,611
                                                                                                        ----------------
Net Increase in Net Assets from Operations                                                              $    146,444,367
                                                                                                        ================


                       See Notes to Financial Statements.

Institutional Cash Management Fund

Statements of Changes in Net Assets



                                                                                   For the                      For the
                                                                                  year ended                   year ended
                                                                               December 31, 1999           December 31, 1998
                                                                              -------------------          ------------------
Increase in Net Assets from:
Operations
      Net Investment Income                                                    $   146,247,756              $   121,983,949
      Net Realized Gain from Investment Transactions                                   196,611                      140,279
                                                                               ---------------              ---------------
Net Increase in Net Assets from Operations                                         146,444,367                  122,124,228
                                                                               ---------------              ---------------
Distributions to Shareholders
      Net Investment Income                                                       (146,247,756)                (121,983,949)
                                                                               ---------------              ---------------
Capital Transactions in Shares of Beneficial Interest
   (at net asset value of $1.00 per share)
      Proceeds from Sales of Shares                                             45,740,774,232               38,329,659,039
      Dividend Reinvestments                                                       109,818,942                  109,800,828
      Cost of Shares Redeemed                                                  (45,236,368,850)             (38,014,384,008)
                                                                               ---------------              ---------------
Net Increase from Capital Transactions in Shares of Beneficial Interest            614,224,324                  425,075,859
                                                                               ---------------              ---------------
Total Increase in Net Assets                                                       614,420,935                  425,216,138
Net Assets
Beginning of Year                                                                2,347,141,525                1,921,925,387
                                                                               ---------------              ---------------
End of Year                                                                    $ 2,961,562,460              $ 2,347,141,525
                                                                               ===============              ===============

                       See Notes to Financial Statements.

Institutional Cash Management Fund

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the Institutional Cash Management Fund.


                                                                         For the years ended December 31,
                                                          ----------------------------------------------------------------
                                                              1999        1998        1997          1996          1995
                                                          ------------------------------------  ------------  ------------
Per Share Operating Performance:
Net Asset Value, Beginning of Year                           $  1.00     $  1.00     $  1.00       $  1.00        $ 1.00
                                                             -------     -------     -------       -------        ------
Income from Investment Operations
      Net Investment Income                                     0.05        0.05        0.05          0.05          0.06
      Net Realized Gain (Loss) from
            Investment Transactions                             0.00(1)     0.00(1)    (0.00)(1)      0.00(1)       0.00(1)
                                                             -------     -------     -------       -------        ------
Total from Investment Operations                                0.05        0.05        0.05          0.05          0.06
                                                             -------     -------     -------       -------        ------
Contributions of Capital                                          --          --          --          0.00(1)         --
                                                             -------     -------     -------       -------        ------
Distributions to Shareholders
      Net Investment Income                                    (0.05)      (0.05)      (0.05)        (0.05)        (0.06)
                                                             -------     -------     -------       -------        ------
Total Distributions                                            (0.05)      (0.05)      (0.05)        (0.05)        (0.06)
                                                             -------     -------     -------       -------        ------
Net Asset Value, End of Year                                 $  1.00     $  1.00     $  1.00       $  1.00        $ 1.00
                                                             =======     =======     =======       =======        ======
Total Investment Return                                         5.11%       5.47%       5.52%         5.36%(2)      5.89%
Supplemental Data and Ratios:
      Net Assets, End of Year
            (000s omitted)                                $2,961,562  $2,347,142  $1,921,925    $1,438,546    $1,010,874
      Ratios to Average Net Assets:
            Net Investment Income                               5.01%       5.34%       5.40%         5.24%         5.72%
            Expenses After Waivers, Including Expenses
               of the Cash Management Portfolio                 0.23%       0.23%       0.23%         0.23%         0.23%
            Expenses Before Waivers, Including Expenses
               of the Cash Management Portfolio                 0.26%       0.26%       0.26%         0.27%         0.27%
            Decrease Reflected in Above Expense
               Ratios Due to Fee Waivers or Expense
               Reimbursements                                   0.03%       0.03%       0.03%         0.04%         0.04%

----------
(1) Less than $0.01 per share.
(2) Increased by approximately 0.10% due to contribution of capital for the year ended December 31, 1996.


                       See Notes to Financial Statements.

Institutional Cash Management Fund

Notes to Financial Statements


Note 1--Organization and Significant Accounting Policies
A.  Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Cash Management Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on July 25, 1990. The Fund invests substantially all of its assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1999, the Fund's investment was approximately 49% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B.  Security Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C.  Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Distributions
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E.  Federal Income Taxes
It is the Fund's policy to comply with the  requirements of the Internal
Revenue Code applicable to regulated investment companies and distribute its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. Other
The Trust accounts separately for the assets, liabilities, and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees through April 30, 2000 and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund excluding expenses of the Portfolio and .23% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

In 1996, Bankers Trust contributed capital in the amount of $93,110 to reimburse the Fund for capital losses incurred in prior years. The Fund's 1996 Financial Highlights reflect this information.

Note 3--Capital Loss Carryforwards
At December 31, 1999, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $240,454 which will expire in 2002, and $17,916 which will expire in 2005.

Institutional Cash Management Fund

Report of Independent Accountants


To the Trustees of BT Institutional Funds and Shareholders of Institutional Cash Management Fund.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cash Management Fund (one of the funds comprising BT Institutional Funds, hereafter referred to as the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000





Tax Information (Unaudited) For the Tax Year ended December 31, 1999

We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the ordinary distributions made during the fiscal year ended December 31,1999, 2.06% has been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1999


  Principal
   Amount           Description                       Value
  ---------         -----------                       -----

                Eurodollar Certificates of
                Deposit - 15.1%
                Abbey National Treasury
                   Services PLC:
$ 22,000,000       5.44%, 3/13/00                $   22,000,000
  50,000,000       6.14%, 3/21/00                    50,026,326

                Bank of Austria,
  65,000,000       5.93%, 2/14/00                    64,986,881

                Bank of Nova Scotia,
 100,000,000       6.39%, 1/06/00                   100,000,138

                Bank of Scotland,
  35,000,000       6.025%, 4/06/00                   35,000,457

                Banque Bruxelles Lambert:
  50,000,000       6.30%, 1/18/00                    50,000,234
  60,000,000       6.10%, 2/07/00                    60,000,610

                Bayerische Hypotheka
                   Vereinsbank:
  30,000,000       5.57%, 1/20/00                    30,000,282
  10,000,000       5.58%, 1/21/00                     9,997,985

                Bayerische Landesbank,
  30,000,000       6.02%, 6/05/00                    30,001,261

                Cariplo Bank,
  50,000,000       6.39%, 1/06/00                    50,000,069

                Commerzbank:
  26,000,000       6.10%, 1/18/00                    25,984,503
  10,000,000       5.21%, 2/18/00                     9,996,816

                Halifax PLC,
  55,000,000       5.50%, 1/10/00                    55,000,000

                International Nederlander Bank:
  20,000,000       5.155%, 2/22/00                   19,990,139
  30,000,000       5.95%, 2/23/00                    29,994,986

                Landesbank Baden Wurttemberg:
  60,000,000       5.95%, 2/17/00                    60,000,000
  35,000,000       5.97%, 2/22/00                    35,000,498
  40,000,000       5.92%, 2/23/00                    40,000,000
  35,000,000       6.01%, 2/29/00                    34,998,813
  50,000,000       6.05%, 3/09/00                    50,000,930

                Landesbank Hessen Thuringen,
  10,000,000       5.06%, 2/11/00                     9,985,375



  Principal
   Amount           Description                       Value
  ---------         -----------                       -----

                Norddeutsche Landesbank,
$ 50,000,000       6.30%, 1/18/00                $   50,000,000
                                                 --------------
Total Eurodollar Certificates of Deposit
     (Amortized Cost $922,966,303)                  922,966,303
                                                 --------------
                Yankee Certificates
                of Deposit - 14.2%

                Bayerische Hypotheka Vereinsbank:
  60,000,000       5.10%, 4/12/00                     59,835,823
  12,000,000       5.15%, 4/20/00                     11,999,743

                Cariplo Bank,
  30,000,000       5.96%, 2/24/00                     30,001,554

                Commerzbank:
   5,000,000       5.01%, 1/10/00                      4,999,457
  20,000,000       4.99%, 2/02/00                     19,998,839
  20,000,000       5.16%, 2/25/00                     19,996,567
  25,000,000       5.20%, 3/15/00                     24,999,475
  20,000,000       5.185%, 3/30/00                    19,997,653

                Credit Suisse First Boston, Inc.:
  10,000,000       5.56%, 1/18/00                      9,999,756
  25,000,000       5.575%, 1/19/00                    25,000,061

                Credit Agricole Indosuez,
  20,000,000       5.285%, 3/01/00                    20,002,604

                Credit Communal De Belgique,
  50,000,000       5.88%, 2/15/00                     50,000,000

                Dresdner Bank:
  10,000,000       5.56%, 1/07/00                      9,999,347
  40,000,000       5.56%, 1/18/00                     40,000,000

                Landesbank Hessen Thuringer,
   3,000,000       5.215%, 2/29/00                     2,999,787

                National Westminster Bank,
  40,000,000       5.50%, 1/14/00                     40,000,000

                Norddeutsche Landesbank,
  10,000,000       5.35%, 5/24/00                      9,997,726

                Paribas SA:
  65,000,000       6.03%, 2/08/00                     65,000,000
  40,000,000       5.95%, 2/14/00                     39,991,483

                Rabobank Nederland NV:
  20,000,000       5.02%, 1/12/00                     19,997,302
  14,000,000       5.14%, 3/20/00                     13,992,523


                       See Notes to Financial Statements.

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1999


  Principal
   Amount           Description                       Value
  ---------         -----------                       -----

                Royal Bank of Canada:
$ 13,000,000       5.035%, 2/08/00               $   12,993,679
  15,000,000       5.235%, 3/09/00                   14,999,821
   5,000,000       5.70%, 7/03/00                     4,998,793

                Svenska Handelsbanken,
  60,000,000       6.30%, 1/10/00                    60,000,000

                Toronto Dominion Bank:
  20,000,000       5.10%, 2/22/00                    19,998,764
  25,000,000       5.14%, 4/26/00                    24,995,410

                Union Bank of Switzerland,
  15,000,000       5.155%, 2/25/00                   14,999,130

                Westdeutsche Landesbank
                   Girozentrale:
  50,000,000       6.04%, 1/24/00                    50,000,000
  60,000,000       6.08%, 2/07/00                    60,000,000
  35,000,000       6.04%, 3/10/00                    35,000,000
  30,000,000       6.04%, 6/02/00                    30,000,000
                                                 --------------
Total Yankee Certificates of Deposit
     (Amortized Cost $866,795,297)                  866,795,297
                                                 --------------
                Certificates of Deposit - 1.7%
                American Express Centurion
                   Bank,
  35,000,000       6.00%, 3/07/00                    35,000,000
                Bank One,
  50,000,000       5.91%, 3/15/00                    50,000,000
                NationsBank,
   7,000,000       4.99%, 1/11/00                     6,999,114
                Wachovia Corp.,
  10,000,000       4.90%, 1/10/00                     9,999,676
                                                 --------------
Total Certificates of Deposit
     (Amortized Cost $101,998,790)                  101,998,790
                                                 --------------
                Eurodollar Time
                Deposits - 11.8%
                ABN Amro,
  30,000,000       5.969%, 3/24/00                   30,000,000
                Bank of Austria,
  60,000,000       6.188%, 1/19/00                   60,000,000
                Caisse Nationale de
                   Credit Agricole,
  30,000,000       6.188%, 1/18/00                   30,000,000
                Chase Manhattan Bank,
 200,000,000       5.50%, 1/03/00                   200,000,000
                Den Danske Bank,
  30,000,000       6.125%, 2/25/00                   30,000,000
                International Nederlander Bank,
  30,000,000       5.59%, 1/12/00                    30,000,000



  Principal
   Amount           Description                       Value
  ---------         -----------                       -----

                KBC Bank:
$ 31,000,000       6.135%, 1/10/00               $   31,000,000
  10,000,000       5.969%, 5/22/00                   10,000,000
                Landesbank Baden Wurttemberg,
  25,000,000       6.08%, 6/05/00                    25,000,000
                National Australia Bank,
  50,000,000       5.00%, 1/03/00                    50,000,000
                Norddeutsche Landesbank:
  40,000,000       5.95%, 3/23/00                    40,000,000
  50,000,000       6.00%, 4/10/00                    50,000,000
                Union Bank of Switzerland,
 137,372,154       5.00%, 1/03/00                   137,372,154
                                                 --------------
Total Eurodollar Time Deposits
     (Amortized Cost $723,372,154)                  723,372,154
                                                 --------------
                Floating Rate  Notes - 19.9%
                American Express Centurion
                Bank,
                   Monthly Variable Rate:
  20,000,000       6.423%, 3/15/00                   20,000,000
  25,000,000       6.439%, 4/03/00                   25,000,090
                Asset Securitization
                Cooperative Corp.,
                   Quarterly Variable Rate:
  40,000,000       6.163%, 3/06/00                   40,000,000
  30,000,000       6.121%, 3/10/00                   29,999,440
                AT & T Corp.,
                   Quarterly Variable Rate,
  17,000,000       6.163%, 8/07/00                   17,001,993

                Bank of Austria,
                   Monthly Variable Rate,
  50,000,000       6.363%, 3/15/00                   49,992,999

                Bank of Scotland,
                   Monthly Variable Rate:
  25,000,000       6.373%, 3/15/00                   24,997,005
  25,000,000       6.379%, 5/10/00                   24,993,868

                Bayerische Hypotheka
                Vereinsbank,
                   Monthly Variable Rate:
 100,000,000       6.383%, 4/13/00                   99,980,301
  25,000,000       6.401%, 4/25/00                   24,996,125
  35,000,000       6.383%, 5/15/00                   34,991,207

                Bayerische Landesbank,
                   Monthly Variable Rate,
 100,000,000       6.359%, 4/10/00                   99,980,926


                       See Notes to Financial Statements.

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1999


  Principal
   Amount           Description                       Value
  ---------         -----------                       -----

                Chase Manhattan Bank,
                   Quarterly Variable Rate:
$ 10,000,000       6.176%, 1/12/00               $   10,000,163
   6,000,000       6.306%, 2/28/00                    6,002,149
  15,000,000       6.398%, 4/20/00                   15,010,800

                Citigroup, Inc.,
                   Quarterly Variable Rate,
  10,000,000       6.261%, 2/03/00                   10,000,879

                Corporate Receivable Corp.,
                   Quarterly Variable Rate,
  30,000,000       6.031%, 2/16/00                   30,000,000

                Credit Agricole Indosuez,
                   Monthly Variable Rate:
  30,000,000       6.361%, 3/16/00                   29,995,743
  45,000,000       6.459%, 11/08/00                  44,976,984

                First Union Bank,
                   Daily Variable Rate,
  35,000,000       4.85%, 10/27/00                   35,000,000

                Ford Motor Credit Corp.,
                   Quarterly Variable Rate:
  15,000,000       6.174%, 10/02/00                  14,993,017
  10,000,000       5.566%, 11/27/00                  10,006,001

                General Electric Capital Corp.,
                   Quarterly Variable Rate:
  50,000,000       6.126%, 4/12/00                   50,000,000
  25,000,000       6.014%, 5/12/00                   25,000,000

                General Motors Acceptance Corp.,
                   Quarterly Variable Rate:
   7,500,000       6.072%, 2/24/00                    7,499,998
  20,000,000       6.061%, 2/25/00                   20,000,301

                J.P. Morgan, Inc.,
                   Quarterly Variable Rate:
  14,000,000       6.051%, 2/23/00                   13,999,887
  20,000,000       6.065%, 3/02/00                   20,000,191
   7,820,000       6.074%, 4/06/00                    7,819,998
  35,000,000       5.10%, 6/23/00                    35,000,000

                Key Bank NA,
                   Monthly Variable Rate:
  40,000,000       6.49%, 4/18/00                    40,000,000
  25,000,000       6.421%, 6/26/00                   24,992,851
                   Quarterly Variable Rate,
  30,000,000       6.166%, 4/17/00                   30,000,000



  Principal
   Amount           Description                       Value
  ---------         -----------                       -----

                National Rural Utility Corp.,
                   Quarterly Variable Rate,
$ 12,000,000       6.141%, 6/26/00               $   11,999,421

                NationsBank,
                   Daily Variable Rate,
  25,000,000       5.02%, 2/04/00                    24,998,998

                Norwest Corp.,
                   Monthly Variable Rate,
  25,000,000       6.499%, 9/07/00                   24,989,921

                PNC Bank,
                   Monthly Variable Rate:
  25,000,000       6.411%, 1/31/00                   24,994,791
  25,000,000       6.411%, 7/12/00                   24,999,189

                Societe Generale,
                   Monthly Variable Rate,
  60,000,000       6.393%, 5/15/00                   59,988,224

                Toyota Motor Credit Corp.,
                   Quarterly Variable Rate,
  17,000,000       6.373%, 10/25/00                  17,019,412

                US Bank NA,
                   Monthly Variable Rate:
  10,000,000       6.513%, 4/18/00                   10,002,337
   8,000,000       6.531%, 4/26/00                    8,000,457

                Wells Fargo Bank,
                   Quarterly Variable Rate,
  23,000,000       6.064%, 4/26/00                   22,994,375

                Westpac Capital Corp.,
                   Quarterly Variable Rate,
  10,000,000       6.076%, 4/17/00                    9,998,251
                                                 --------------
Total Floating Rate Notes
     (Amortized Cost $1,212,218,292)              1,212,218,292
                                                 --------------
                Commercial Paper - 35.6%
                Aegon Funding Corp.:
  60,000,000       5.39%, 2/15/00                    59,585,250
  10,500,000       5.92%, 3/06/00                    10,387,767
  28,000,000       5.81%, 3/17/00                    27,656,564
  35,000,000       5.75%, 3/22/00                    34,547,188

                Albertson's, Inc.,
  50,000,000       5.85%, 1/24/00                    49,813,125


                       See Notes to Financial Statements.

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1999


  Principal
   Amount           Description                       Value
  ---------         -----------                       -----

                Alcatel Alsthom, Inc.:
$ 15,000,000       5.84%, 3/06/00                $   14,841,833
  11,000,000       5.82%, 3/15/00                    10,868,403

                AlliedSignal, Inc.:
  15,000,000       5.30%, 2/01/00                    14,931,542
  22,000,000       5.90%, 2/15/00                    21,837,750

                Asset Securitization
                   Cooperative Corp.,
  30,000,000       6.00%, 1/18/00                    29,915,000

                BankAmerica Corp.,
  28,000,000       5.85%, 2/18/00                    27,781,600

                Barclays Bank PLC,
  00,000,000       5.75%, 1/10/00                    99,888,194

                BBL North America, Inc.:
  15,000,000       5.932%, 1/21/00                   14,950,571
  40,000,000       5.765%, 1/31/00                   39,807,833

                BellSouth Corp.,
  12,000,000       5.62%, 2/07/00                    11,930,687

                British Gas Capital Corp.,
  20,000,000       5.67%, 2/25/00                    19,826,750

                British Telecommunications
                   PLC:
  55,000,000       5.92%, 3/02/00                    54,448,289
  50,000,000       5.87%, 3/13/00                    49,413,000

                Corporate Asset Funding Co.,
                   Inc.:
  50,000,000       5.93%, 1/18/00                    49,859,986
  65,000,000       5.95%, 2/18/00                    64,484,333

                Coca Cola Co.,
  15,000,000       5.27%, 1/20/00                    14,958,279

                Corporate Receivables Corp.:
  15,000,000       5.89%, 1/27/00                    14,936,192
  25,000,000       6.07%, 2/08/00                    24,839,819
  20,000,000       5.87%, 2/10/00                    19,869,556
  50,000,000       5.945%, 3/15/00                   49,388,986

                Credit Suisse First Boston, Inc.:
  35,000,000       5.79%, 2/07/00                    34,791,721
  25,000,000       5.79%, 2/14/00                    24,823,083



  Principal
   Amount           Description                       Value
  ---------         -----------                       -----

                Cregem NorthAmerican,
$ 65,000,000       5.92%, 2/02/00                $   64,657,956

                Delaware Funding Corp.,
  30,000,000       5.83%, 2/22/00                    29,747,367

                Diageo Capital PLC,
  40,000,000       5.39%, 1/28/00                    39,838,300

                Elf Aquitaine Finance,
  45,000,000       5.95%, 3/02/00                    44,546,313

                Emerson Electric Co.,
  25,000,000       5.27%, 1/31/00                    24,890,208

                Fortis Bank:
  50,000,000       5.893%, 3/14/00                   49,402,561
  25,000,000       5.91%, 3/15/00                    24,696,292
  25,000,000       5.89%, 4/03/00                    24,619,604
  30,000,000       5.735%, 5/09/00                   29,383,488

                Gannett Co., Inc.,
  30,000,000       5.97%, 1/28/00                    29,865,675

                General Electric Capital Corp.:
  23,000,000       5.20%, 2/02/00                    22,893,689
  22,000,000       4.95%, 2/07/00                    21,888,075
  30,000,000       5.36%, 2/11/00                    29,816,867
  18,000,000       5.78%, 2/18/00                    17,861,280

                General Electric Capital Corp.
                   International Funding:
  40,000,000       5.31%, 2/15/00                    39,734,500
  25,000,000       5.77%, 2/22/00                    24,791,639
  20,000,000       5.77%, 3/08/00                    19,785,228

                General Motors Acceptance
                   Corp.,
  15,000,000       5.22%, 1/31/00                    14,934,750

                Glaxo Wellcome PLC,
  46,000,000       5.90%, 2/25/00                    45,585,361

                Invensys PLC:
  25,000,000       5.92%, 1/14/00                    24,946,556
  13,000,000       5.60%, 2/07/00                    12,929,222

                J. P. Morgan, Inc.:
  10,000,000       6.60%, 1/18/00                     9,968,833
  20,000,000       5.78%, 3/14/00                    19,765,589


                       See Notes to Financial Statements.

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1999


  Principal
   Amount           Description                       Value
  ---------         -----------                       -----

                National Rural Utility Corp.,
$ 32,000,000       5.88%, 3/13/00                $   31,623,680

                Quincy Capital Corp.:
  49,867,000       6.04%, 1/21/00                    49,699,669
  40,000,000       6.10%, 1/27/00                    39,823,778
  35,470,000       6.09%, 1/31/00                    35,289,990

                Receivables Capital Corp.:
  11,480,000       5.85%, 1/14/00                    11,455,749
  30,000,000       5.88%, 2/15/00                    29,779,500
  40,000,000       5.88%, 2/25/00                    39,640,667

                Rio Tinto America, Inc.,
  20,678,000       5.91%, 3/03/00                    20,467,532

                Riverwoods Funding Corp.,
  15,000,000       6.03%, 1/26/00                    14,937,188

                Salomon Smith Barney, Inc.:
   6,000,000       5.43%, 1/28/00                     5,975,565
  50,000,000       5.76%, 2/09/00                    49,688,000

                Santander Finance BV,
  30,000,000       5.97%, 2/15/00                    29,776,125

                SBC Communications, Inc.:
  12,500,000       5.84%, 2/10/00                    12,418,889
  10,000,000       5.70%, 2/22/00                     9,917,667

                Unifunding, Inc.,
  50,000,000       5.98%, 2/17/00                    49,609,639

                Wachovia Corp.:
   8,000,000       4.93%, 2/07/00                     7,959,464
  25,000,000       5.18%, 2/15/00                    24,838,125

                Windmill Funding Corp.:
  25,000,000       5.98%, 1/13/00                    24,950,167
  20,000,000       5.44%, 1/18/00                    19,948,622
  57,000,000       5.44%, 1/21/00                    56,818,133
  25,000,000       5.87%, 1/25/00                    24,902,166
  25,000,000       5.88%, 2/15/00                    24,816,250
                                                 --------------
Total Commercial Paper
     (Amortized Cost $2,171,269,219)              2,171,269,219
                                                 --------------


  Principal
   Amount           Description                       Value
  ---------         -----------                       -----

                Funding Agreements - 3.3%
                First Allmerica Financial
                   Life Insurance Co.,
                   Monthly Variable Rate,
$ 55,000,000       4.956%, 4/17/00(1)            $   55,000,000

                GE Life and Annuity Assurance Co.,
                   Monthly Variable Rate,
  40,000,000       5.289%, 9/01/00(1)                40,000,000

                Transamerica Life,
                   Monthly Variable Rate,
  35,000,000       4.951%, 6/13/00(2)                35,000,000

                Travelers Insurance Co,
                   Monthly Variable Rate:
  40,000,000       4.978%, 2/23/00(1)                40,000,000
  30,000,000       4.967%, 4/03/00(1)                30,000,000
                                                 --------------
Total Funding Agreements
     (Amortized Cost $200,000,000)                  200,000,000
                                                 --------------
                Deposit Note - 0.3%
                Bayerische Landesbank,
  20,000,000       5.80%, 5/22/00                    19,974,166
                                                 --------------
Total Deposit Note
     (Amortized Cost $19,974,166)                    19,974,166
                                                 --------------
Total Investments
     (Amortized Cost
     $6,218,594,221)            101.9%           $6,218,594,221
Liabilities in Excess of
Other Assets                     (1.9)             (117,876,855)
                                -----            --------------
Net Assets                      100.0%           $6,100,717,366
                                =====            ==============

----------
(1) Illiquid Security.
(2) Funding agreement subject to a seven day demand feature.


                       See Notes to Financial Statements.

Cash Management Portfolio

Statement of Assets and Liabilities December 31, 1999

Assets
      Investments, at Value (Amortized Cost of $6,218,594,221)          $  6,218,594,221
      Interest Receivable                                                     43,756,797
      Cash                                                                     2,473,605
                                                                        ----------------
Total Assets                                                               6,264,824,623
                                                                        ----------------
Liabilities
      Payable for Securities Purchased                                       163,014,298
      Due to Bankers Trust                                                     1,062,715
      Accrued Expenses and Other                                                  30,244
                                                                        ----------------
Total Liabilities                                                            164,107,257
                                                                        ----------------
Net Assets                                                              $  6,100,717,366
                                                                        ================
Composition of Net Assets
      Paid-in Capital                                                      6,100,717,366
                                                                        ----------------
Net Assets                                                              $  6,100,717,366
                                                                        ================



Statement of Operations For the year ended December 31, 1999


Investment Income
      Interest                                                          $    369,010,216
                                                                        ----------------
Expenses
      Advisory Fees                                                           10,613,250
      Administration and Services Fees                                         3,539,131
      Professional Fees                                                           22,160
      Trustees Fees                                                                5,190
      Miscellaneous                                                                1,625
                                                                        ----------------
      Total Expenses                                                          14,181,356
      Less: Fee Waivers or Expense Reimbursements                             (1,445,608)
                                                                        ----------------
            Net Expenses                                                      12,735,748
                                                                        ----------------
Net Investment Income                                                        356,274,468
Net Realized Gain from Investment Transactions                                   441,562
                                                                        ----------------
Net Increase in Net Assets from Operations                              $    356,716,030
                                                                        ================


                       See Notes to Financial Statements.

Cash Management Portfolio

Statements of Changes in Net Assets



                                                                         For the                  For the
                                                                        year ended                year ended
                                                                    December 31, 1999          December 31, 1998
                                                                    ------------------         ------------------
Increase in Net Assets from:
Operations
      Net Investment Income                                         $    356,274,468            $   286,987,238
      Net Realized Gain from Investment Transactions                         441,562                    320,470
                                                                    ----------------            ---------------
Net Increase in Net Assets from Operations                               356,716,030                287,307,708
                                                                    ----------------            ---------------
Capital Transactions
      Proceeds from Capital Invested                                  39,802,568,271             85,829,057,272
      Value of Capital Withdrawn                                     (39,522,819,924)           (84,691,836,966)
                                                                    ----------------            ---------------
Net Increase in Net Assets from Capital Transactions                     279,748,347              1,137,220,306
                                                                    ----------------            ---------------
Total Increase in Net Assets                                             636,464,377              1,424,528,014
Net Assets
Beginning of Year                                                      5,464,252,989              4,039,724,975
                                                                    ----------------            ---------------
End of Year                                                         $  6,100,717,366            $ 5,464,252,989
                                                                    ================            ===============


Financial Highlights

Contained below are selected ratios to average net assets and other supplemental data for each of the years indicated for the Cash Management Portfolio.


                                                             For the years ended December 31,
                                             ----------------------------------------------------------------
                                                1999          1998         1997         1996         1995
                                             -----------  ------------ ------------ ------------  -----------
Supplemental Data and Ratios:

Net Assets, End of Year (000s omitted)        $6,100,717   $5,464,253   $4,039,725   $3,261,910   $2,615,932
      Ratios to Average Net Assets:
       Net Investment Income                        5.04%        5.37%        5.43%        5.27%        5.77%
       Expenses After Waivers                       0.18%        0.18%        0.18%        0.18%        0.18%
       Expenses Before Waivers                      0.20%        0.20%        0.20%        0.20%        0.20%
       Decrease Reflected in Above Expense
        Ratios Due to Fee Waivers or Expense
        Reimbursements                              0.02%        0.02%        0.02%        0.02%        0.02%


                       See Notes to Financial Statements.

Cash Management Portfolio

Notes to Financial Statements


Note 1--Organization and Significant Accounting Policies.
A.  Organization
The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and began operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed through April, 30, 2000 to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .18% of the average daily net assets of the Portfolio.

In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

At December 31, 1999, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 1999.

Cash Management Portfolio

Report of Independent Accountants


To the Trustees and Holders of Beneficial Interest of
Cash Management Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cash Management Portfolio (hereafter referred to as the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000

Institutional Cash Management Fund

Proxy Results (unaudited)

For the year ended December 31, 1999, the Bankers Trust Institutional Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999, or as adjourned. The description of each proposal and number of shares voted are as follows:


1.  To elect the Bankers Institutional Trust Funds Board of Trustees.

                                              Shares           Shares Voted
                                               Voted             Withheld
                                                For              Authority
                                            ----------         ------------
        Mr. Charles P. Biggar              1,399,757,503            --
        Mr. S. Leland Dill                 1,399,757,503            --
        Mr. Richard T. Hale                1,399,757,503            --
        Mr. Bruce E. Langton               1,399,757,503            --
        Mr. Philip Saunders, Jr.           1,399,757,503            --
        Mr. Harry Van Benschoten           1,399,757,503            --
        Dr. Martin J. Gruber               1,399,757,503            --
        Dr. Richard J. Herring             1,399,757,503            --


2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

                               For              Against            Abstain
                            --------            -------           --------
                          1,399,757,503            --                  --

3. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

                               For              Against            Abstain
                            --------            -------           --------
                          1,390,941,837        8,815,666            --

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                                         BT Service Center
                                                  P.O. Box 219210
                                                  Kansas City, MO 64121-9210
or call our toll-free number:                     1-800-368-4031


This report must be preceded or accompanied by a current prospectus for the Fund.




Institutional Cash Management Fund                         CUSIP #055924104
BT Institutional Funds                                     479ANN (12/99)

Distributed by:
ICC Distributors, Inc.